Sale Leaseback (Details 2)	Jun. 30, 2018 USD ($)
Lease Term of 23 [Member]
Twelve months ended December 31,
2019	$ 951,970
2020	872,639
Total	1,824,609
Lease Term of 32 [Member]
Twelve months ended December 31,
2019	2,008,002
2020	2,008,002
2021	1,338,669
Total	$ 5,354,673